Warrants (Tables)	12 Months Ended
Dec. 31, 2014
Warrants
Schedule of Stock Warrants Activity

The following is a summary of the Company’s warrant activity:

	Warrants	Weighted average exercise price	Weighted average remaining contractual term in years	Aggregate intrinsic value
Outstanding January 1, 2013	3,693,971	$0.450	4.81	$-
Exercisable January 1, 2013	3,693,971	$0.450	4.81	$-
Granted	-
Exercised	-
Forfeited	(298,138)
Outstanding December 31, 2013	3,395,833	$0.450	5.28	$-
Exercisable December 31, 2013	3,395,833	$0.450	5.28	$-
Canceled	(3,395,833)
Granted	28,435,782
Exercised	-
Forfeited	-
Outstanding December 31, 2014	28,435,782	$0.643	4.07	$-
Exercisable December 31, 2014	28,435,782	$0.643	4.07	$-

Schedule of Fair Value Assumptions Related to Warrants Outstanding

The range of fair value assumptions related to warrants outstanding as of December 31, 2014 and 2013, were as follows:

	December 31, 2014	December 31, 2013
Dividend yield	0.0%	0.0%
Risk-free rate	0.12% - 0.66%	0.62% - 4.59%
Expected volatility	112% - 159%	108% - 167%
Expected term	1.0 - 2.5 years	2.5 - 10.0 years